UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
October 26, 2010

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	9350
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ELEC PWR              COM              025537101      127     3500 SH       SOLE                     3500
BANK OF AMERICA                COM              060505104       92     6996 SH       SOLE                     6996
BECTON DICKINSON               COM              075887109      340     4595 SH       SOLE                     4595
BRIDGE RESOURCES               COM              10805W105        9    20000 SH       SOLE                    20000
CATERPILLAR INC                COM              149123101      131     1660 SH       SOLE                     1660
CHEVRON CORP                   COM              166764100       14      175 SH       SOLE                      175
CISCO SYSTEMS                  COM              17275R102      260    11855 SH       SOLE                    11855
CONSOLIDATED EDISON            COM              209115104      292     6050 SH       SOLE                     6050
COSTCO                         COM              22160K105      420     6520 SH       SOLE                     6520
DUKE ENERGY                    COM              26441C105      250    14100 SH       SOLE                    14100
EXXON MOBIL                    COM              30231G102      577     9343 SH       SOLE                     9343
GENERAL ELECTRIC               COM              369604103      192    11788 SH       SOLE                    11788
GENERAL MILLS                  COM              370334104       71     1950 SH       SOLE                     1950
HEWLETT PACKARD                COM              428236103       98     2325 SH       SOLE                     2325
INT'L BUS MACH                 COM              459200101       73      542 SH       SOLE                      542
JOHNSON & JOHNSON              COM              478160104      433     6980 SH       SOLE                     6980
METLIFE                        COM              59156R108      156     4050 SH       SOLE                     4050
MICRON TECH                    COM              595112103        6      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      350    14290 SH       SOLE                    14290
NOBLE CORP                     COM                             100     2950 SH       SOLE                     2950
PROCTOR & GAMBLE               COM              742718109      200     3343 SH       SOLE                     3343
STATE STREET                   COM              857477103       21      550 SH       SOLE                      550
US BANCORP                     COM              902973106      821    37975 SH       SOLE                    37975
WAL-MART                       COM              931142103       59     1100 SH       SOLE                     1100
WELLS FARGO                    COM              949746101        5      200 SH       SOLE                      200
BARCLAYS BK 6.625% PERP                         06739F390       17      700 SH       SOLE                      700
BB&T CAP TST 8.95% CALL 9/15/1                  05530j205       23      850 SH       SOLE                      850
JP MORGAN 8.625% CALL 9/1/13                    46625H621       49     1750 SH       SOLE                     1750
ROYAL BK SCOTLND 7.25% CALL 12                  780097713      110     6550 SH       SOLE                     6550
ARTISAN INTL FD                                 04314H204       43 2094.972 SH       SOLE                 2094.972
BARON GROWTH FD                                 068278209     1106 24918.765SH       SOLE                24918.765
INVESCO DEVELOPING MKTS A                       00141T577      333 10362.238SH       SOLE                10362.238
LAUDUS INT'L MRKTMASTERS INST                   808509640     1059 59680.043SH       SOLE                59680.043
LAUDUS INT'L MRKTMASTERS INV                    808509889       21 1192.820 SH       SOLE                 1192.820
THORNBURG VAL FD-A                              885215731       80 2617.048 SH       SOLE                 2617.048
ISHARES BARCLAYS 1-3 YR TRS BD                  464287457      872 10335.000SH       SOLE                10335.000
ISHARES BARCLAYS TRES PROT INF                  464287176       83  760.000 SH       SOLE                  760.000
ISHARES COMEX GOLD TRUST                        464285105      241 18850.000SH       SOLE                18850.000
ISHARES S&P PREFD INDX                          464288687      217 5450.000 SH       SOLE                 5450.000